SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Payables and Accruals [Abstract]
Advance from customers	$ 132,521		$ 9,493		$ 11,719
Accrued payroll and employee benefits	99,194		105,801		248,745
Accrued interest expenses					37,140
Other tax payables (i)		[1]	325,719	[1]	324,670	[2]
Penalty related to a loan default (ii)				[3]	1,701,986	[3]
Others (iii)	92,600	[4]	62,442	[4]	16,598	[5]
Accrued expenses and other current liabilities	$ 324,315		$ 503,455		$ 2,340,858

[1]	Other tax payables are mainly value added tax payable.
[2]	Other tax payables are mainly value added tax payable.
[3]	Penalty payable of RMB6.0 million (equivalent to US$0.9 million) and RMB5.8 million (equivalent to US$0.8 million) was accrued for a loan default by Sichuan Wetouch obtained from Chengdu Bank in 2013 and guaranteed by a third party Chengdu SME Credit Guarantee Co., Ltd. (“Chengdu SME”) as of December 31, 2019. (see Note 9).On September 16, 2020, Sichuan Wetouch made a full repayment of RMB11.8 million (equivalent to US$1.7 million) of the above loan default penalties to Chengdu SME.
[4]	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.
[5]	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.